Expense Example - FidelityFreedomFunds-RetailComboPRO - FidelityFreedomFunds-RetailComboPRO - Fidelity Freedom 2030 Fund - Fidelity Freedom 2030 Fund	May 30, 2023 USD ($)
Expense Example:
1 year	$ 67
3 years	211
5 years	368
10 years	$ 822